Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Note 2—Restatement of Previously Issued Financial Statements
In May 11, 2021, the Audit Committee of the Board of Directors, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase common stock that the Company issued in December 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Period should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in this Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement titled “
Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)
(the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed the view that certain warrants issues by SPACs may require classification as a liability of the entity measured at fair value, with changes in fair value recorded each period in earnings. Since their issuance on December 15, 2020, the Company’s warrants have been accounted for as a component of stockholders’ equity within the Company’s previously reported balance sheet. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be classified as liabilities and will subsequently measure them at fair value pursuant to ASC 815-40 in the Company’s financial statements.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheet and the statement of operations did not include the subsequent non-cash
changes in estimated fair value of the Warrants, based on the Company’s application of ASC 815-40. The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within the warrants and the Company’s application of ASC
815-40
to the warrants. The Company reassessed its accounting for Warrants issued on December 15, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements as of and for the period ended December 31, 2020 and as of December 15, 2020 (the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase common stock (the “Warrants”) and should no longer be relied upon.
Impact of the Restatement
The impact of the restatement on the balance sheet, statement of operations and statement of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$177,701,799	$—	$177,701,799

Liabilities and stockholders’ equity
Total current liabilities	$450,554	$—	$450,554
Deferred underwriting commissions	6,900,000	—	6,900,000
Derivative warrant liabilities	—	15,871,750	15,871,750

Total liabilities	7,350,554	15,871,750	23,222,304
Class A common stock, $0.0001 par value; shares subject to possible redemption	165,351,241	(15,871,750)	149,479,491
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	104	156	260
Class B common stock - $0.0001 par value	431	—	431
Additional paid-in-capital	5,191,654	2,766,194	7,957,848
Accumulated deficit	(192,185)	(2,766,349)	(2,958,534)

Total stockholders’ equity	5,000,004	1	5,000,005

Total liabilities and stockholders’ equity	$177,701,799	$1	$177,701,800

	Period From July 31, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(192,510)	$—	$(192,510)
Other (expense) income:
Interest income on investments held in Trust Account	325	—	325
Financing costs - derivative warrant liabilities	—	(410,849)	(410,849)
Change in fair value of derivative warrant liabilities	—	(2,355,500)	(2,355,500)

Total other (expense) income	325	(2,766,349)	(2,766,024)

Net loss	$(192,185)	$(2,766,349)	$(2,958,534)

Basic and Diluted weighted-average Class A common shares outstanding	17,250,000	—	17,250,000

Basic and Diluted net income per Class A common share	$—	—	$—

Basic and Diluted weighted-average Class B common shares outstanding	3,817,819	—	3,817,819

Basic and Diluted net loss per Class B common share	$(0.05)	$(0.72)	$(0.77)

	Period From July 31, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(192,185)	$(2,766,349)	$(2,958,534)
Adjustment to reconcile net loss to net cash used in operating activities	(345,426)	—	(345,426)
Change in fair value of derivative warrant liabilities	—	2,355,500	2,355,500
Financing costs - derivative warrant liabilities	—	410,849	410,849
Net cash used in operating activities	(537,611)	—	(537,611)
Net cash used in investing activities	(175,950,000)	—	(175,950,000)
Net cash provided by financing activities	177,729,837	—	177,729,837

Net change in cash	$1,242,226	$—	$1,242,226

	As of December 15, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$178,262,938	$—	$178,262,938

Liabilities and stockholders’ equity
Total current liabilities	$919,531	$—	$919,531
Deferred underwriting commissions	6,900,000	—	6,900,000
Derivative warrant liabilities	—	13,516,250	13,516,250

Total liabilities	7,819,531	13,516,250	21,335,781
Class A common stock, $0.0001 par value; shares subject to possible redemption	165,443,398	(13,516,250)	151,927,148
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	103	132	235
Class B common stock - $0.0001 par value	431	—	431
Additional paid-in-capital	5,099,498	410,717	5,510,215
Accumulated deficit	(100,023)	(410,849)	(510,872)

Total stockholders’ equity	5,000,009	—	5,000,009

Total liabilities and stockholders’ equity	$178,262,938	$—	$178,262,938